GOODWILL (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2014
Disclosure of reconciliation of changes in goodwill [line items]
Decrease in goodwill as a result of foreign currency translation	$ 357
Florence copper project [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired		100.00%